Note 27 - Discontinued Operations (Details Textual) - USD ($) $ in Millions			1 Months Ended	2 Months Ended	8 Months Ended	12 Months Ended
		Sep. 03, 2013	Mar. 31, 2014	Aug. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Mar. 17, 2014
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current						$ 72	$ 85
Disposal Group, Including Discontinued Operation, Liabilities, Current						22	39
Incremental Consideration on Sale of Business								$ 20
Payments of Incremental Consideration			$ 13
Junior DIP Credit Agreement Term Loan [Member]
Discontinued Operations [Line Items]
Repayments of Debt		$ 200
Predecessor [Member]
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current	[1]	109
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				$ (163)
Interest Expense, Debt		$ 14
Repayment Subject to Certain Adjusted EBITDA [Member] | Predecessor [Member]
Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				35
Personalized and Document Imaging Segment [Member]
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration						325
Discontinued Operation, Contingent Consideration						35
KODAK PROSPER Enterprise Inkjet [Member]
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current						2	2
Disposal Group, Including Discontinued Operation, Liabilities, Current							9
Non-refundable Consideration [Member] | Predecessor [Member]
Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				64
Unamortized Pension Losses [Member] | Predecessor [Member]
Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				$ 1,500
Personalized and Document Imaging Segment [Member]
Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Assets, Current							12
Disposal Group, Including Discontinued Operation, Liabilities, Current							$ 1
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax						$ 5
Personalized and Document Imaging Segment [Member] | Predecessor [Member]
Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax					$ (217)

[1]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.